U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

February 2, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    FMI Funds, Inc. (the “Company”)
    Securities Act Registration No: 333-12745
    Investment Company Act Registration No: 811-07831

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Company dated January 31, 2021, and filed electronically as Post-Effective Amendment No. 46 to the Company’s Registration Statement on Form N-1A on January 28, 2021.

Please direct any inquiries regarding this filing to me at joseph.destache@usbank.com. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Joseph M. Destache

Joseph M. Destache
U.S. Bank Global Fund Services
as Administrator of the Trust